Flight Equipment Spare Parts - Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts (Detail) - Provision written off in relation to disposal of spare parts [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Beginning balance	¥ 245	¥ 325
Accrual	21	153
Amount written off in relation to disposal of spare parts	(6)	(233)
Ending balance	¥ 260	¥ 245